Financial instruments	12 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Financial instruments
Financial instruments
FAIR VALUE MEASUREMENTS
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation techniques used to value financial instruments are as follows:

-
The fair value of Senior U.S. and euro unsecured notes, the unsecured committed revolving credit facility, the unsecured committed term loan credit facilities and the other long-term debt is estimated by discounting expected cash flows at rates currently offered to the Company for debts of the same remaining maturities and conditions;

-
The fair value of long-term bonds included in funds held for clients and in long-term investments is determined by discounting the future cash flows using observable inputs, such as interest rate yield curves or credit spreads, or according to similar transactions on an arm's-length basis;

-	The fair value of foreign currency forward contracts is determined using forward exchange rates at the end of the reporting period;

-
The fair value of cross-currency swaps and interest rate swaps is determined based on market data (primarily yield curves, exchange rates and interest rates) to calculate the present value of all estimated cash flows;

-	The fair value of cash and cash equivalents is determined using observable quotes; and

-	The fair value of deferred compensation plan assets within long-term financial assets is based on observable price quotations and net assets values at the reporting date.
As at September 30, 2020, there were no changes in valuation techniques.
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2020		As at September 30, 2019
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Senior U.S. and euro unsecured notes	Level 2	1,211,965	1,297,632	1,256,554	1,330,809
Obligations under finance leases	Level 2	—	—	30,339	29,792
Other long-term debt	Level 2	44,842	43,536	48,005	46,743
		1,256,807	1,341,168	1,334,898	1,407,344

For the remaining financial assets and liabilities measured at amortized cost, the carrying values approximate the fair values of the financial instruments given their short term maturity.
During the year ended September 30, 2020, the Company entered into the 2020 Term Loan for a total principal amount of U.S.$1,250,000,000. The 2020 Term Loan was designated as a hedge of a portion of the Company’s net investment in its U.S. operations.

32.    Financial instruments (continued)
FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2020	As at September 30, 2019
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,707,985	213,831
Deferred compensation plan assets (Note 11)	Level 1	73,156	62,627
		1,781,141	276,458
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		—	4,243
Foreign currency forward contracts		17,027	25,799
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		25,362	45,193
Foreign currency forward contracts		8,636	25,069
Interest rate swaps		6,180	1,380
		57,205	101,684
FVOCI
Short-term investments included in current financial assets	Level 2	1,473	9,889
Long-term bonds included in funds held for clients (Note 5)	Level 2	148,470	180,289
Long-term investments (Note 11)	Level 2	22,612	24,596
		172,555	214,774
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		5,320	2,982
Foreign currency forward contracts		3,008	1,920
Long-term derivative financial instruments	Level 2
Cross-currency swaps		52,275	16,560
Foreign currency forward contracts		4,347	1,762
		64,950	23,224

There have been no transfers between Level 1 and Level 2 for the years ended September 30, 2020 and 2019.

32.    Financial instruments (continued)
MARKET RISK
Market risk incorporates a range of risks. Movements in risk factors, such as interest rate risk and currency risk, affect the fair values of financial assets and liabilities.
Interest rate risk
The Company has interest rate swaps whereby the Company receives a fixed rate of interest and pays interest at a variable rate of its Senior U.S. unsecured note. These swaps are being used to hedge the exposure to changes in the fair value of the debt. The following table summarizes the fair value of theses swaps:

					As at September 30, 2020	As at September 30, 2019
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
					$	$
Fair value hedges of Senior U.S. unsecured note	U.S.$250,000	4.99%	LIBOR 1 month + 3.26%	December 2021	6,180	1,380

Senior U.S. unsecured note with a carrying value of $339,682,000, includes an accumulated amount of fair value hedge adjustments of $6,470,000 as at September 30, 2020.
In addition, the Company designates cross-currency interest rate swaps as cash flow hedges for changes in both interest rates and foreign exchange rates of foreign currency denominated long-term debt as described below.
The Company is also exposed to interest rate risk on its unsecured committed revolving credit facility and on its 2020 Term Loan.
The Company analyzes its interest rate risk exposure on an ongoing basis using various scenarios to simulate refinancing or the renewal of existing positions. Based on these scenarios, a change in the interest rate of 1% would not have had a significant impact on net earnings.
Currency risk
The Company operates internationally and is exposed to risk from changes in foreign currency exchange rates. The Company mitigates this risk principally through foreign currency denominated debt and derivative financial instruments, which includes foreign currency forward contracts and cross-currency swaps.
The Company hedges a portion of the translation of the Company’s net investments in its U.S. and European operations into Canadian dollar, with Senior U.S. and euro unsecured notes and the 2020 Term Loan. As of September 30, 2020, the Senior U.S. and euro unsecured notes and the 2020 Term Loan of a carrying value of $2,316,639,000 and a nominal amount of $2,311,425,000 have been designated as hedging instruments to hedge portions of the Company’s net investments in its U.S. and European operations.
The Company also hedges a portion of the translation of the Company’s net investments in its European operations with cross-currency swaps.

32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2020	As at September 30, 2019
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$374,200	From 3.40% to 3.81%	€240,800	From 2.10% to 2.51%	From September 2021 to 2024	189	19,305
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	8,977	12,511
$58,419	From 3.57% to 3.68%	Skr371,900	From 2.12% to 2.18%	September 2024	5,359	7,995
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
U.S.$500,000	LIBOR 1 month + 1.00%	€443,381	From 1.13% to 1.17%	December 2023	(45,599)	(3,627)
Cash flow hedges of Senior U.S. unsecured notes
U.S.$420,000	From 3.74% to 4.06%	$568,893	From 3.40% to 3.81%	From September 2021 to 2024	(1,159)	(6,290)
Total					(32,233)	29,894

During the year ended September 30, 2020, the Company settled cross-currency swaps with a notional amount of $69,300,000 for a net amount of $3,903,000. The related amounts recognized in accumulated other comprehensive income will be transferred to earnings when the net investment is disposed of.
The Company enters into foreign currency forward contracts to hedge the variability in various foreign currency exchange rates on future revenues. Hedging relationships are designated and documented at inception and quarterly effectiveness assessments are performed during the year.
As at September 30, 2020, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2020	As at September 30, 2019
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$146,778	75.30	80.89	2,473	1,498
CAD/INR	$288,942	57.94	61.59	6,196	11,687
EUR/INR	€107,190	91.92	95.77	4,731	14,985
GBP/INR	£86,833	100.26	105.18	4,522	11,929
SEK/INR	Skr248,637	8.61	8.79	477	3,945
EUR/GBP	€39,291	0.90	0.90	(1,210)	(311)
EUR/MAD	€47,010	11.60	11.46	2,534	4,416
EUR/CZK	€27,456	26.09	26.69	(1,039)	243
EUR/SEK	€30,773	10.45	10.70	120	(1,828)
Others	$74,054			(496)	622
Total				18,308	47,186

32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2020				2019
	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact
	$	$	$	$	$	$	$	$
Increase in net earnings	317	1,215	190	931	875	2,333	167	2,166
Decrease in other comprehensive income (loss)	(11,047)	(233,182)	(116,136)	(29,080)	(7,724)	(65,034)	(109,838)	(24,736)

LIQUIDITY RISK
Liquidity risk is the risk that the Company is not able to meet its financial obligations as they fall due or can do so only at excessive cost. The Company’s activities are financed through a combination of the cash flows from operations, borrowing under existing unsecured committed revolving credit facility, the issuance of debt and the issuance of equity. One of management’s primary goals is to maintain an optimal level of liquidity through the active management of the assets and liabilities as well as the cash flows. The Company regularly monitors its cash forecasts to ensure it has sufficient flexibility under its available liquidity to meet its obligations.

32.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2020	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,025,963	1,025,963	1,025,963	—	—	—
Accrued compensation	672,775	672,775	672,775	—	—	—
Senior U.S. and euro unsecured notes	1,211,965	1,325,791	321,089	519,605	485,097	—
Unsecured committed term loan credit facilities	2,330,288	2,400,927	35,869	1,696,940	668,118	—
Lease liabilities	876,370	1,002,493	207,617	325,964	229,871	239,041
Other long-term debt	44,842	45,221	38,240	5,387	1,587	7
Clients’ funds obligations	720,322	720,322	720,322	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	6,694
Outflow		290,661	108,478	163,183	19,000	—
(Inflow)		(299,279)	(107,621)	(169,846)	(21,812)	—
Cross-currency swaps	57,595
Outflow		1,272,197	315,839	168,458	787,900	—
(Inflow)		(1,232,774)	(311,715)	(163,025)	(758,034)	—
Non deliverable forwards	661
Outflow		661	661	—	—	—
	6,947,475	7,224,958	3,027,517	2,546,666	1,411,727	239,048

As at September 30, 2019	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,108,895	1,108,895	1,108,895	—	—	—
Accrued compensation	642,897	642,897	642,897	—	—	—
Senior U.S. and euro unsecured notes	1,256,554	1,425,138	116,613	738,987	569,538	—
Unsecured committed revolving credit facility	334,370	378,298	10,493	20,986	346,819	—
Unsecured committed term loan credit facility	661,939	747,921	19,677	40,804	687,440	—
Obligations other than finance leases	14,295	14,609	10,938	3,558	113	—
Obligations under finance leases	30,339	31,245	14,534	16,172	539	—
Other long-term debt	33,710	34,181	22,719	8,885	1,986	591
Clients’ funds obligations	366,796	366,796	366,796	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	3,682
Outflow		224,440	97,993	126,447	—	—
(Inflow)		(228,672)	(97,250)	(131,422)	—	—
Cross-currency swaps	19,542
Outflow		1,160,635	91,857	250,763	818,015	—
(Inflow)		(1,218,430)	(101,823)	(267,794)	(848,813)	—
	4,473,019	4,687,953	2,304,339	807,386	1,575,637	591

32.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
As at September 30, 2020, the Company held cash and cash equivalents, funds held for clients, short-term investments and long-term investments of $2,457,248,000 ($616,428,000 as at September 30, 2019). The Company also had available $1,490,301,000 in unsecured committed revolving credit facility ($1,155,369,000 as at September 30, 2019). As at September 30, 2020, trade accounts receivable amounted to $904,887,000 (Note 4) ($979,728,000 as at September 30, 2019). Given the Company’s available liquid resources as compared to the timing of the payments of liabilities, management assesses the Company’s liquidity risk to be low.
CREDIT RISK
The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, accounts receivable, work in progress, long-term investments and derivative financial instruments with a positive fair value. The maximum exposure of credit risk is generally represented by the carrying amount of these items reported on the consolidated balance sheets.
The Company is exposed to credit risk in connection with long-term investments through the possible inability of borrowers to meet the terms of their obligations. The Company mitigates this risk by investing primarily in high credit quality corporate and government bonds with a credit rating of A- or higher. The application of the low credit exemption had no material impact on the Company's consolidated financial statements.
The Company has accounts receivable derived from clients engaged in various industries including government; manufacturing, retail & distribution; financial services; communications & utilities; and health that are not concentrated in any specific geographic area. These specific industries may be affected by economic factors that may impact trade accounts receivable. However, management does not believe that the Company is subject to any significant credit risk in view of the Company’s large and diversified client base and that any single industry or geographic region represents a significant credit risk to the Company. Historically, the Company has not made any significant write-offs and had low bad debt ratios. The application of the simplified approach to measure expected credit losses for trade accounts receivable and work in progress had no material impact on the Company's consolidated financial statements.
The following table sets forth details of the age of trade accounts receivable that are past due:

	2020	2019
	$	$
Not past due	775,975	793,387
Past due 1-30 days	44,278	96,106
Past due 31-60 days	29,948	23,125
Past due 61-90 days	6,407	17,392
Past due more than 90 days	53,546	54,192
	910,154	984,202
Allowance for doubtful accounts	(5,267)	(4,474)
	904,887	979,728

In addition, the exposure to credit risk of cash and cash equivalents and derivatives financial instruments is limited given that the Company deals mainly with a diverse group of high-grade financial institutions and that derivatives agreements are generally subject to master netting agreements, such as the International Swaps and Derivatives Association, which provide for net settlement of all outstanding contracts with the counterparty in case of an event of default.